Equity (Deficit) - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	$ 113,785,290
Payment of debt	202,568,839
January 22, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	12,000,000
February 11, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	10,000,000
February 24, 2021 [member]
Disclosure of government contributions [line item]
Payment of debt	32,062,000
March 5, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	7,000,000
March 26, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	2,000,000
April 5, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	5,000,000
April 26, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	2,050,000
May 3, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	7,000,000
May 4, 2021 [member]
Disclosure of government contributions [line item]
Payment of debt	32,062,000
June 21, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	4,000,000
July 5, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	4,000,000
July 22, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	3,780,000
August 2, 2021 [member]
Disclosure of government contributions [line item]
Payment of debt	32,596,000
August 9, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,500,000
August 17, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,500,000
August 25, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	2,000,000
August 31, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	4,000,000
September 10, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,500,000
September 17, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	2,000,000
September 27, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,800,000
October 5, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,500,000
October 12, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	2,400,000
October 19, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,000,000
October 26, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,000,000
November 5, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,000,000
November 16, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,000,000
November 19, 2021 [member]
Disclosure of government contributions [line item]
Payment of debt	32,615,539
November 22, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,000,000
November 26, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,355,290
December 8, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	6,300,000
December 13, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	1,000,000
December 20, 2021 [member]
Disclosure of government contributions [line item]
Payment of debt	73,233,300
December 27, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	17,000,000
December 22, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	2,000,000
December 30, 2021 [member]
Disclosure of government contributions [line item]
Construction of the dos bocas refinery	$ 6,100,000